Shareholder's Deficit	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Shareholder's Deficit [Line Items]
SHAREHOLDER'S DEFICIT

NOTE 6 — SHAREHOLDER’S DEFICIT

Ordinary Shares — The Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share. Holders of ordinary shares are entitled to one vote per share owned on each matter properly submitted to the shareholders on which the holders of the ordinary shares are entitled to vote. The holders of ordinary shares shall be entitled to receive dividends and other distributions (payable in cash, property or capital stock of the Company) when, as and if declared thereon by our board of directors from time to time out of any assets for funds of the Company legally available therefor and shall share equally on a per share basis in such dividends and distributions. As of December 31, 2024, there were 1,000 ordinary shares issued and outstanding.

Breeze Holdings Acquisition Corp. [Member]
Shareholder's Deficit [Line Items]
SHAREHOLDER'S DEFICIT

Note 8 — Stockholders’ Deficit

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. Pursuant to the Company’s A&R COI, our board of directors has the express authority to the full extent provided by law to adopt any such resolution or resolutions with respect to the unissued shares of preferred stock, if any, without stockholder approval. At December 31, 2024 and 2023, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. Holders of shares of our common stock are entitled to one vote per share owned on each matter properly submitted to the stockholders on which the holders of the common stock are entitled to vote. The holders of shares of our common stock shall be entitled to receive dividends and other distributions (payable in cash, property or capital stock of the Company) when, as and if declared thereon by our board of directors from time to time out of any assets or funds of the Company legally available therefor and shall share equally on a per share basis in such dividends and distributions. At December 31, 2024 and 2023, there were 3,140,000 shares of common stock issued and outstanding, respectively, excluding 893,712 and 1,159,276 shares of common stock subject to possible redemption.

Rights — Except in cases where the Company is not the surviving company in a Business Combination, each holder of a Right will automatically receive one-twentieth (1/20) of a share of common stock upon consummation of the Business Combination, even if the holder of a Right converted all shares held by him, her or it in connection with the Business Combination or an amendment to the Company’s certificate of incorporation with respect to its pre-business combination activities. In the event that the Company will not be the surviving company upon completion of the Business Combination, each holder of a Right will be required to affirmatively convert his, her or its Rights in order to receive the one-twentieth (1/20) of a share of common stock underlying each Right upon consummation of the Business Combination. No additional consideration will be required to be paid by a holder of Rights in order to receive his, her or its additional share of common stock upon consummation of the Business Combination. The shares issuable upon exchange of the Rights will be freely tradable (except to the extent held by affiliates of the Company). If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of Rights to receive the same per share consideration the holders of shares of common stock will receive in the transaction on an as-converted into common stock basis.

The Company will not issue fractional shares in connection with an exchange of Rights. As a result, the holders of the Rights must hold Rights in multiples of 20 in order to receive shares for all of the holders’ Rights upon closing of a Business Combination. If the Company is unable to complete an initial Business Combination within the required time period and the Company liquidates the funds held in the Trust Account, holders of Rights will not receive any of such funds with respect to their Rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Rights, and the Rights will expire worthless. Additionally, in no event will the Company be required to net cash settle the Rights. Accordingly, the Rights may expire worthless.